Offsets	Feb. 21, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288817
Initial Filing Date	Jul. 21, 2025
Fee Offset Claimed	$ 980.30
Explanation for Claimed Amount	The Registrant’s Registration Statement on Form S-1 (Registration No. 333-288817) was initially filed on July 21, 2025, and became effective on November 9, 2025. The offering under the previous Form S-1 was terminated, and there were no sales of the Registrant’s securities under such Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	COLLAB Z INC.
Form or Filing Type	S-1
File Number	333-288817
Filing Date	Jul. 21, 2025
Fee Paid with Fee Offset Source	$ 980.30